Income Taxes - Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2020 USD ($)
Deferred tax assets
Accrued expenses	$ 14,608
Net operating losses	23,600
Total deferred tax assets	38,208
Valuation allowance	(4,892)
Net deferred tax assets	33,316
Prepaids	(5,232)
Accrued income	(1,811)
Total deferred tax liabilities	(7,043)
Net deferred tax assets (liabilities)	$ 26,273